BUSINESS COMBINATIONS - ACT Acquisition (Details) - USD ($)		12 Months Ended
	Jan. 07, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Cash consideration			$ 16,975,595	$ 26,081,080	$ 22,283,660
ACT
Business Acquisition [Line Items]
Cash consideration	$ 16,976,000
Revenues from operations since acquisition		$ 6,532,000
Income from operations since acquisition		$ 700,000